Segment Reporting - Sales by groups of products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue by groups of products
Net revenue	€ 7,524	€ 7,212	€ 6,592	[1]
Haemoderivatives
Net revenue by groups of products
Net revenue	6,487	6,143	5,558
Transfusional medicine
Net revenue by groups of products
Net revenue	623	625	648
Other diagnostic
Net revenue by groups of products
Net revenue	17	20	22
Bio supplies
Net revenue by groups of products
Net revenue	154	216	160
Others
Net revenue by groups of products
Net revenue	€ 243	€ 208	€ 204

[1]	(See Note 2.d)